CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 306,303	$ 560,185	$ 421,397	$ 5,103,731
Franchise tax expense	47,481	50,000	164,008	205,560
Loss from operation costs	(353,784)	(610,185)	(585,405)	(5,309,291)
Other income (expense):
Interest earned on securities held in Trust Account			1,876
Dividends, realized and unrealized gain in Trust Account	327,399	43,053	19,097	1,371,689
Change in fair value of warrant liabilities		2,762,640	6,325,281	4,489,110
Non-operating expense			(625,059)
Net income (loss) before provision for income taxes	(26,385)	2,195,508	5,135,790	551,508
Provision for income taxes	(59,598)			(214,850)
Net income (loss)	(85,983)	2,195,508	$ 5,135,790	$ 336,658
Diluted net income (loss) per common stock			$ 0.44	$ 0.03
Class A Common Stock Subject to Redemption
Other income (expense):
Net income (loss)	$ (54,958)	$ 1,687,692	$ 3,671,658	$ 240,532
Weighted average shares outstanding, Basic	2,731,544	11,500,000	8,264,526	8,667,969
Weighted average shares outstanding, Diluted	2,731,544	11,500,000	8,264,526	8,667,969
Basic net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Class A and Class B non-redeemable common stock
Other income (expense):
Net income (loss)	$ (31,025)	$ 507,816	$ 1,464,132	$ 96,126
Weighted average shares outstanding, Basic	4,838,792	3,460,275	3,295,610	3,464,052
Weighted average shares outstanding, Diluted	4,838,792	3,460,275	3,295,610	3,464,052
Basic net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03
Diluted net income (loss) per common stock	$ (0.01)	$ 0.15	$ 0.44	$ 0.03